Per Share Data (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2013	2014	2015
Numerator:
Net income (loss)	¥(3,821)	(35,540)	12,948
Dilutive effect of exercise of convertible bonds	—	—	(16)

Diluted net income (loss)	(3,821)	(35,540)	12,932

Denominator:
Basic weighted average shares of common stock outstanding	173,478,054	174,134,457	174,244,799
Dilutive effect of exercise of stock options	—	—	163,433
Dilutive effect of exercise of convertible bonds	—	—	18,126,888

Diluted weighted average shares of common stock outstanding	173,478,054	174,134,457	192,535,120

Basic net income (loss) per share	¥(22.03)	(204.10)	74.31
Diluted net income (loss) per share	(22.03)	(204.10)	67.16